Intangible assets - Schedule of Finite-Lived Intangible Assets (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Cost
Total cost	$ 5,155,958	$ 5,147,971
Accumulated amortization	(1,523,604)	(1,292,106)
Net book value	3,632,354	3,855,865
Customer relationships
Cost
Total cost	4,089,261	4,090,393
Order backlog
Cost
Total cost	540,795	541,302
Trade names & brands
Cost
Total cost	204,621	204,653
Patient database
Cost
Total cost	170,348	170,366
Technology assets
Cost
Total cost	$ 150,933	$ 141,257